Inventories	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
Inventories

NOTE 3 – INVENTORIES:

	December 31
	2021	2020

	U.S. dollars in thousands
Work in process	4,718	1,400
Finished goods	4,604	1,759

	9,322	3,159

Inventories write-downs totaled to $0 thousand, $73 thousand and $170 thousand during the years ended December 31, 2021, 2020 and 2019, respectively.